Note 13 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Amount

2015	$90,225
Total	$90,225